Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-based compensation [Abstract]
Assumptions for Options
Long-term incentive program
Expected volatility	43.21%
Expected dividend yield	6.6%
Expected term (in years)	4.5
Risk-free rate	2.5%

Option Activity
Options	Number of options (in thousands)	Weighted average exercise price (Euro)	Weighted average remaining contractual term (Years)	Aggregate intrinsic value (USD, in thousands)
Outstanding at January 1, 2025	450	1
Granted	—	1
Exercised	—	1
Forfeited or expired	10	1
Outstanding at June 30, 2025	440	1	4.0	$1,949
Exercisable at June 30, 2025	—	—	—	—